Cover	Apr. 14, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 14, 2024
Entity Registrant Name	Latch, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39688
Entity Tax Identification Number	85-3087759
Entity Address, Address Line One	1220 N Price Road, Suite 2
Entity Address, City or Town	Olivette
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63132
City Area Code	314
Local Phone Number	200-5218
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001826000
Common stock, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LTCH
Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50 per share
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50 per share
Trading Symbol	LTCHW